Financial risk management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial risk management
21	Financial risk management
This note explains the Company’s exposure to financial risks and how these risks could affect the group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – foreign exchange	(i) Future commercial transactions. (ii) Recognized financial assets and liabilities not denominated in Brazilian reais .	(i) Cash flow forecasting (ii) Sensitivity analysis	Foreign currency forwards and foreign currency options
Market risk – interest rate	Cash and cash equivalents, marketable securities, restricted cash, loans, borrowings and debentures, leases, derivative and real state credit certificates	(i) Sensitivity analysis	Interest rate swaps
Credit risk	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends	(i) Aging analysis (ii) Credit ratings	Diversification of bank deposits, credit limits and letters of credit
Liquidity risk	Loans, borrowings and debentures, trade payables, other financial liabilities, REFIS, leases, derivative, real state credit certificates, payables to related parties and dividends	(i) Rolling cash flow forecasts	Availability of committed credit lines and borrowing facilities
The Company’s risk management is predominantly controlled by a central treasury department under policies approved by the board of directors. Company treasury identifies, evaluates and hedges financial risks in close co-operation
with the Company’s operating units. The board provides written principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.
Where all relevant criteria are met, hedge accounting is applied to remove the accounting mismatch between the hedging instrument and the hedged item. This will effectively result in recognizing interest expense at a fixed interest rate for the hedged floating rate loans and inventory at the fixed foreign currency rate for the hedged purchases.

The Company’s policy is to maintain a robust capital base to promote the confidence of investors, creditors and the market, and to ensure the future development of the business. Management monitors that the return on capital is adequate for each of its businesses.
The usage of financial instruments in order to protect against these areas of volatility is determined through an analysis of the risk exposure that management intends to cover.

a)	Market risk
The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.
The Company uses derivatives to manage market risks. All such transactions are carried out within the guidelines set by the risk management committee. Generally, the Company seeks to apply hedge accounting to manage volatility in profit or loss.

i.	Foreign exchange risk
As at December 31, 2019 and December 31, 2018, the Company had the following net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar (U.S.$) and Euro (EUR):

	December 31, 2019	December 31, 2018
Cash and cash equivalents	901,718	1,285,156
Trade receivables	22,771	51,734
Trade payables	(86,732)	(245,885)
Loans, borrowings and debentures	(16,245,131)	(13,480,808)
Leases	(65,348)	—
Contingent consideration	(184,370)	(64,969)
Derivative financial instruments (notional)	13,621,791	11,064,567

Foreign exchange exposure, net	(2,035,301)	(1,390,205)

The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S.$ denominated financial instruments and the impact on other components of equity arises from foreign forward exchange contracts designated as cash flow hedges though its joint ventures.
A reasonably possible strengthening (weakening) of the Real to U.S. dollar and Euro at December 31, 2019 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. dollar and Euro exchange rates used in the probable scenario. The Company’s exposure to foreign currency changes for all other currencies is not material.

			Variation scenario
Instrument	Risk factor	Probable	25%	50%	(25) %	(50) %
Cash and cash equivalents	Currency fluctuation	(3,292)	118,226	236,452	(118,226)	(236,452)
Trade receivables	Currency fluctuation	(159)	5,648	11,297	(5,648)	(11,297)
Trade payables	Currency fluctuation	599	(21,533)	(43,068)	21,533	43,068
Exchange rate derivatives	Currency fluctuation	(98,904)	3,501,571	7,003,143	(3,501,571)	(7,003,143)
Loans, borrowings and debentures	Currency fluctuation	85,159	(3,046,322)	(6,092,643)	3,046,322	6,092,643
Leases	Currency fluctuation	452	(16,224)	(32,448)	16,224	32,448
Contingent consideration payable	Currency fluctuation	1,276	(45,773)	(91,547)	45,773	91,547

Impacts on profit or loss		(14,869)	495,593	991,186	(495,593)	(991,186)

The probable scenario considers the estimated exchange rates, made by a specialized third part, at the due date of the transactions for the companies with functional currency Real (positive and negative, before tax effects), as follows:

	Exchange rate sensitivity analysis (R$/U.S.$) and (R$/Euro)
		Scenario
	December 31, 2019	Probable	25%	50%	(25) %	(50) %
U.S.$	4.0307	4.0028	5.0035	6.0043	3.0021	2.0014
Euro	4.5305	4.4832	5.6040	6.7248	3.3624	2.2416

ii.	Interest rate risk
The Company and its subsidiaries monitor the fluctuations in variable interest rates in connection with its borrowings, especially those that accrue interest using LIBOR, and uses derivative instruments in order to minimize variable interest rate fluctuation risks.
A sensitivity analysis on the interest rates on loans and borrowings in compensation for the CDI investments with pre-tax
increases and decreases of 25% and 50% is presented below:

		Variation scenario
Exposure interest rate	Probable	25%	50%	(25) %	(50) %
Cash and cash equivalents	341,188	63,239	121,286	(54,722)	(114,033)
Marketable securities	137,082	34,271	68,541	(34,271)	(68,541)
Consideration asset	(930)	33,426	66,853	(33,426)	(66,853)
Restricted cash	6,508	1,627	3,254	(1,627)	(3,254)
Leases	(486,172)	(2,636)	(5,272)	2,636	5,272
Derivative financial instruments	—	(1,110,374)	(2,015,409)	1,138,647	2,181,199
Loans, borrowings and debentures	(1,704,255)	249,622	534,480	(249,622)	(534,480)
Other financial liabilities	(167,605)	(41,901)	(83,803)	41,901	83,803

Impacts on profit or loss	(1,874,184)	(772,726)	(1,310,070)	809,516	1,483,113

The probable scenario considers the estimated interest rate, made by a specialized third part and Central Bank of Brazil (
Banco Central do Brasil
), or BACEN, as follows:

	Probable	25%	50%	-25%	-50%
SELIC	4.40%	5.50%	6.60%	3.30%	2.20%
CDI	4.40%	5.50%	6.60%	3.30%	2.20%
TJLP462 (TJLP + 1% p.a.)	5.90%	7.13%	8.35%	4.68%	3.45%
TJLP	4.90%	6.13%	7.35%	3.68%	2.45%
IGPM	4.10%	5.12%	6.15%	3.07%	2.05%
IPCA	3.60%	4.50%	5.40%	2.70%	1.80%
Fed Funds	1.40%	1.75%	2.10%	1.05%	0.70%
Libor	1.89%	2.36%	2.83%	1.41%	0.94%

b)	Credit risk
The Company’s regular operations expose it to potential defaults when customers, suppliers and counterparties are unable to comply with their financial or other commitments. The Company seeks to mitigate this risk by entering into transactions with a diverse pool of counterparties. However, the Company continues to remain subject to unexpected third party financial failures that could disrupt its operations. The exposure to credit risk was as follows:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	8,472,274	3,621,798
Marketable securities	3,115,503	4,202,835
Trade receivables	1,814,394	1,588,192
Derivative financial instruments	3,824,410	2,548,857
Receivables from related parties	173,341	135,070
Dividends receivable	23,252	27,320
Restricted cash	147,910	115,124

	17,571,084	12,239,196

The Company is also exposed to risks in connection with its cash management activities and temporary investments.
Liquid assets are invested primarily in government security and other investments in Banks with a minimum grade of “A.” Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy.
Investments of surplus funds are made only with approved counterparties and within credit limits assigned to each counterparty. Counterparty credit limits are reviewed on an annual basis and may be updated throughout the year. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. The credit risk on cash and cash equivalents, marketable securities, restricted cash and derivative financial instruments are determined by rating instruments widely accepted by the market and are arranged as follows:

	December 31, 2019	December 31, 2018
AAA	11,538,846	8,911,418
AA	4,021,251	1,577,196

	15,560,097	10,488,614

c)	Liquidity risk
The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.
The financial liabilities of the Company sorted by due dates (based on undiscounted cash flows contracted) are as follows:

	December 31, 2019					December 31, 2018
	Up to 1 year	1—2 years	3—5 years	More than 5 years	Total	Total
Loans, borrowings and debentures	(4,151,847)	(3,313,175)	(17,635,460)	(17,954,344)	(43,054,826)	(38,442,908)
Trade payables	(2,190,264)	—	—	—	(2,190,264)	(1,923,920)
Other financial liabilities	(543,879)	—	—	—	(543,879)	(455,702)
Tax installments—REFIS	(8,743)	(5,774)	(12,185)	(180,714)	(207,416)	(232,358)
Leases	(741,732)	(691,696)	(2,072,211)	(8,161,320)	(11,666,959)	(837,662)
Derivative financial instruments	400,781	191,234	1,725,708	2,079,274	4,396,997	3,453,882
Payables to related parties	(392,458)	—	—	—	(392,458)	(355,971)
Dividends payable	(214,104)	—	—	—	(214,104)	(187,415)

	(7,842,246)	(3,819,411)	(17,994,148)	(24,217,104)	(53,872,909)	(38,982,054)